CONCENTRATIONS AND RISKS (Details - Concentration by accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total accounts receivable	$ 15,267	$ 4,656
Customer C [Member]
Total accounts receivable		$ 1,345
Customer D [Member]
Total accounts receivable	3,806
Customer E [Member]
Total accounts receivable	$ 1,785